Simplify Macro Strategy ETF
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 86.8%
iShares Gold Trust* ............................................................ 61,580 $ 2,301,245
Simplify Commodities Strategy NO K-1 ETF*(a) ..................................... 100,000 2,491,500
Simplify High Yield PLUS Credit Hedge ETF(a)(b) .................................... 362,753 7,955,464
Simplify Interest Rate Hedge ETF(a) .............................................. 26,059 1,588,296
Simplify Intermediate Term Treasury Futures Strategy ETF(a)(b) ........................ 155,708 2,533,369
Simplify Managed Futures Strategy ETF(a)(b) ....................................... 211,870 4,961,995
Simplify Short Term Treasury Futures Strategy ETF(a)(b) .............................. 245,168 6,220,255
Simplify Volatility Premium ETF(a)(b) .............................................. 277,380 6,033,015
Total Exchange-Traded Funds (Cost $34,587,693) ................................................. 34,085,139
Principal
U.S. Treasury Bills – 0.9%
U.S. Treasury Bill, 4.88%, 9/7/2023(c)
(Cost $353,885) ............................................................. $ 361,400 354,057
Number of
Contracts Notional Amount
Purchased Options – 11.5%
Calls – Exchange-Traded – 11.1%
CBOE Volatility Index, October Strike Price $35, Expires 10/18/23 ......... 798 $ 2,793,000 147,630
IMM EURO, December Strike Price $95, Expires 12/18/23 ............... 225 53,296,875 507,656
SPDR S&P 500, June Strike Price $350, Expires 6/16/23 ................ 435 15,225,000 2,819,235
SPDR S&P 500, December Strike Price $320, Expires 12/15/23 .......... 87 2,784,000 889,401
4,363,922
Puts – Exchange-Traded – 0.4%
Ares Management Corp., June Strike Price $55, Expires 6/16/23 .......... 333 1,831,500 19,980
Ares Management Corp., June Strike Price $60, Expires 6/16/23 .......... 330 1,980,000 28,050
AutoNation, Inc., July Strike Price $120, Expires 7/21/23 ................ 50 600,000 32,250
AutoNation, Inc., October Strike Price $110, Expires 10/20/23 ............ 100 1,100,000 60,500
Starwood Property Trust, Inc., April Strike Price $14, Expires 4/21/23 ...... 1,350 1,890,000 20,250
161,030
Total Purchased Options (Cost $3,571,588) ......................................................... 4,524,952
Shares
Money Market Funds – 1.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(d)
(Cost $534,738) ............................................................. 534,738 534,738
Total Investments – 100.6%
(Cost $39,047,904) .......................................................................... $ 39,498,886
Liabilities in Excess of Other Assets – (0.6)% ....................................................... (252,879)
Net Assets – 100.0% .......................................................................... $ 39,246,007

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (2.4)%
Calls – Exchange-Traded – (2.4)%
Ares Management Corp., June Strike Price $75, Expires 6/16/23 .......... (333) $ (2,497,500) $ (382,950)
Ares Management Corp., June Strike Price $80, Expires 6/16/23 .......... (330) (2,640,000) (247,500)
CBOE Volatility Index, October Strike Price $55, Expires 10/18/23 ......... (798) (4,389,000) (59,850)
IMM EURO, December Strike Price $96, Expires 12/18/23 ............... (225) (53,859,375) (264,375)
(954,675)
Total Written Options (Premiums Received $507,084) ................................................. $ (954,675)
* Non Income Producing
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) Securities with an aggregate market value of $14,437,852 have been pledged as collateral for options as of March 31, 2023.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of March 31, 2023.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify
Commodities
Strategy NO
K-1 ETF $ — $ 2,500,300 $ — $ — $ (8,800) $ 2,491,500 100,000 $ — $ —
Simplify High
Yield PLUS
Credit
Hedge ETF 1,634,446 8,263,469 (1,876,435) (46,321) (19,695) 7,955,464 362,753 330,362 —
Simplify Interest
Rate Hedge
ETF — 1,868,529 (222,348) 22,472 (80,357) 1,588,296 26,059 4,189 —
Simplify
Intermediate
Term
Treasury
Futures
Strategy
ETF 424,657 3,690,219 (1,413,701) (167,805) (1) 2,533,369 155,708 45,763 —
Simplify Managed
Futures
Strategy
ETF 1,678,230 9,068,917 (4,711,438) (510,192) (563,522) 4,961,995 211,870 163,667 —
Simplify Short
Term
Treasury
Futures
Strategy
ETF — 6,377,574 (300,316) (4,668) 147,665 6,220,255 245,168 67,514 —
Simplify Volatility
Premium
ETF 1,348,049 6,718,699 (1,831,691) (60,958) (141,084) 6,033,015 277,380 507,470 —
$ 5,085,382 $ 38,487,707 $ (10,355,929) $ (767,472) $ (665,794) $ 31,783,894 1,378,938 $ 1,118,965 $ —

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
3
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 86.8%
Purchased Options ............................................................................... 11.5%
U.S. Treasury Bills ................................................................................ 0.9%
Money Market Funds ............................................................................. 1.4%
Total Investments ................................................................................ 100.6%
Liabilities in Excess of Other Assets .................................................................. (0.6)%
Net Assets ..................................................................................... 100.0%